LAWSUIT LIABILITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lawsuit Liability
Lawsuit liability	$ 1,100,000		$ 1,100,000		$ 1,100,000	$ 1,100,000
Interest expenses	$ 7,000	$ 0	$ 26,000	$ 0	$ 56,000